Financial assets at amortized cost	12 Months Ended
Dec. 31, 2022
Financial Assets At Amortized Cost
Financial assets at amortized cost
Note	20 | Financial assets at amortized cost

	12.31.22	12.31.21

Negotiable instruments	—	474